The Huntington Funds
Huntington Tax-Free Money Market Fund
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington U.S. Treasury Money Market Fund
Huntington Dividend Capture Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington International Equity Fund
Huntington Macro 100 Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Real Strategies Fund
Huntington Rotating Markets Fund
Huntington Situs Fund
Huntington Technical Opportunities Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Short/Intermediate Fixed Income Securities Fund
Huntington Balanced Allocation Fund
Huntington Conservative Allocation Fund
Huntington Growth Allocation Fund
_____________________________________________________________________________________________
Supplement to current Prospectus dated August 1, 2009

1.  Effective January 7, 2010, please make the following changes to the Fund Summary for the Rotating Markets Fund:

(a) Under “Investment Strategy,” please delete the second paragraph in its entirety and replace with the following:

Under normal market conditions the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 75% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Fund will provide shareholders 60 days advance notice before changing its 75% investment policy. The Advisor will rotate among the small-cap, mid-cap, large-cap and global equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use “top-down” analysis (analyzing the impact of economic trends before considering the performance of individual stocks) to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another is more favorable given the current market environment. The Fund will not provide notice to shareholders when the Advisor rotates among market segments.

(b) Please delete the eighth paragraph in its entirety and replace with the following:

The global market segment comprises companies that are based throughout the world, including the United States. When invested in the global market segment, the Fund’s investment (either directly or through the ownership of index-based securities) in equity stocks issued by companies based outside the United States will typically fluctuate between 50% and 80% of its assets. The global market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the global market due to the diverse array of foreign countries and economies.

2.  In the Fund Summary for the Ohio Tax-Free Fund, under the “Investment Strategy,” please delete the second paragraph in its entirety and replace with the following:

The Advisor invests substantially all of the assets of the Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. Additionally, the Fund will not invest in securities which generate income treated as a preference item for federal AMT purposes. The securities selected by the Advisor are: (i) rated investment-grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, the Fund’s anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

3.  Under the section entitled “Pricing Shares,” please delete the last paragraph in its entirety and replace with the following:

The Funds are open for business on any day the NYSE is open.

4.  Under the section entitled “Purchasing Shares,” please delete the first paragraph in its entirety and replace with the following:

You may purchase Shares of the Money Market Funds on any business day when the Federal Reserve Bank and the NYSE are open, and as discussed under “Pricing Shares” above. You may purchase Shares of all the Income Funds, Equity Funds and Asset Allocation Funds on any day the NYSE is open. In connection with the sale of a Fund’s Shares, the Distributor or its affiliates may from time to time offer certain items of nominal value to any shareholder.

5.  Under the section entitled “Exchanging Shares,” please replace the paragraph under the sub-section “Money Market Funds” with the following:

On any business day when the Federal Reserve Bank and the NYSE are open, you may exchange Shares of any Fund for the same class of Shares of any other Fund offering such Shares and as discussed under “Pricing Shares.”

6.  Under the section entitled “Exchanging Shares,” please replace the paragraph under the sub-section “All Other Funds” with the following:

On any business day when the NYSE is open, you may exchange Shares of all other Funds for the same class of Shares of any other Huntington Fund offering such Shares. Additionally, The Huntington National Bank will be permitted to exchange Institutional Shares of all other Funds for Class A Shares of the Asset Allocation Funds, without incurring a sales charge.

7.  Under the section entitled “Redeeming Shares,” please replace the paragraph under the sub-section “Money Market Funds” with the following:

You may redeem Shares of the Money Market Funds on any business day when the Federal Reserve Bank and the NYSE are open, and as discussed under “Pricing Shares” above.

8.   Under the section entitled “Redeeming Shares,” please replace the paragraph under the sub-section “All Other Funds” with the following:

You may redeem Shares of all other Funds on any business day when the NYSE is open.

9.  Under the section entitled “Portfolio Holdings Information,” please delete the first paragraph in its entirety and replace with the following:

You can access certain portfolio composition information concerning each Fund’s portfolio holdings in the “Fund Fact Sheets” option under the “Fund Shareholders” or “Prospective Investors” pages of the Huntington Funds website at www.huntingtonfunds.com. This information is prepared as of the end of the month for the Asset Allocation Funds, and as of the end of each quarter for the remaining Funds. It is posted on the website approximately 30 days after the end of the month or quarter, as applicable, and remains there until replaced by the information for the succeeding period. The portfolio composition information may include the following types of information, but is subject to change: identification of the Funds’ top ten or full holdings, and percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable.

10.  Under the section entitled “Custody Services”:

(a) Please delete the first paragraph in its entirety and replace with the following:

The Huntington National Bank currently serves as custodian for each Fund. For its custody services, the Huntington National Bank receives an annual maximum fee of 0.026% calculated on the domestic assets in each Fund (except the Asset Allocation Funds) as of the last day of each month, plus out of pocket expenses. For the Asset Allocation Funds, the Huntington National Bank receives an annual maximum fee of 0.01% calculated on the assets in the Asset Allocation Funds as of the last day of each month, plus out of pocket expenses. It also receives an annual surcharge of 0.005 of 1.00% calculated on the net non-domestic assets of the Situs Fund, the Real Strategies Fund, the Technical Opportunities Fund, and the International Equity Fund as of the last day of each month.

(b) Effective October 12, 2009, PFPC Trust Company no longer serves as sub-custodian for the securities lending program.  Accordingly, please delete the third paragraph in its entirety.

November 3, 2009

The Huntington Funds
Huntington Tax-Free Money Market Fund
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington U.S. Treasury Money Market Fund
Huntington Dividend Capture Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington International Equity Fund
Huntington Macro 100 Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Real Strategies Fund
Huntington Rotating Markets Fund
Huntington Situs Fund
Huntington Technical Opportunities Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Short/Intermediate Fixed Income Securities Fund
Huntington Balanced Allocation Fund
Huntington Conservative Allocation Fund
Huntington Growth Allocation Fund
_____________________________________________________________________________________________
Supplement to current Statement of Additional Information dated August 1, 2009

1.   Under the section entitled “Who Manages and Provides Services to the Funds,” please delete the Trustees’ background information for William H. Zimmer, III, and replace with the following:

William H. Zimmer, III Age: 55 TRUSTEE Began Serving: December 2006
Principal Occupation: Independent Consultant (February 2009 to present).
Previous Positions: Assistant Treasurer, Dana Holding Corp. (September 2006 to February 2009) (manufacturing); Vice President and Manager, Global Treasury Management, National City Bank (January 2004 to March 2006); Vice President, Treasury Management Operations, Provident Bank (June 2003 to January 2004); Financial Consultant (April 2001 to June 2003).
Other Directorships Held: None

2.  Effective November 9, 2009, Eric McKenzie will no longer serve as Vice President of the Trust. Accordingly, under the section entitled “Who Manages and Provides Services to the Funds,” please delete the information for Eric McKenzie in its entirety.

3.  Under the section entitled “Custodians”:

(a) Please delete the first paragraph in its entirety and replace with the following:

The Huntington National Bank currently serves as custodian for each Fund. For its custody services, the Huntington National Bank receives an annual maximum fee of 0.026% calculated on the domestic assets in each Fund (except the Asset Allocation Funds) as of the last day of each month, plus out of pocket expenses. For the Asset Allocation Funds, the Huntington National Bank receives an annual maximum fee of 0.01% calculated on the assets in the Asset Allocation Funds as of the last day of each month, plus out of pocket expenses. It also receives an annual surcharge of 0.005 of 1.00% calculated on the net non-domestic assets of the Situs Fund, the Real Strategies Fund, the Technical Opportunities Fund, and the International Equity Fund as of the last day of each month.

(b) Effective October 12, 2009, PFPC Trust Company no longer serves as sub-custodian for the securities lending program. Accordingly, please delete the last paragraph in its entirety.

4.  Under the section entitled “Determination of Net Asset Value,” please delete the first paragraph in its entirety and replace with the following:

NAV is calculated at 10:30 a.m. Eastern time for the Ohio Municipal Money Market Fund and the Tax-Free Money Market Fund and at 1:00 p.m. Eastern time for the Money Market Fund and the U.S. Treasury Money Market Fund. In addition, these Money Market Funds and all the other Funds calculate their NAV as of the close of the NYSE every Monday through Friday that the NYSE is open except (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its NAV might be materially affected; and (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received.

5.  In the section entitled “Appendix,” please delete the references to “Securities Lending Agent – PFPC,” “Service Providers – Thomson ONE” and “Performance Reporting/Publications – Thomson Financial” in their entirety.

November 3, 2009

The Huntington Funds
Huntington VA Balanced Fund
Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Equity Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Real Strategies Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Fund
Huntington VA Mortgage Securities Fund
_____________________________________________________________________________________________
Supplement to current Prospectus dated May 1, 2009

1.  Under the section entitled “Fees and Expenses” for the VA Growth Fund, please delete the following items in their entirety and replace with the following:

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The tables below and the Example that follows them DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)
Investment Advisory Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	0.41%
Total Annual Fund Operating Expenses(1)	1.01%
Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses(2)	0.02%
Total Direct and Acquired Fund Annual OperatingExpenses	1.03%
(1) Has been restated to reflect current expenses.

(2) Because the Fund invests in other Funds, it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired (Underlying) Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Funds, the availability of Acquired (Underlying) Funds, the amount of the Fund’s assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Fund Shares	$105	$328	$569	$1,259

2.  Effective January 7, 2010, please make the following changes to the Fund Summary for the VA Rotating Markets Fund:

(a) Under “Investment Strategy,” please delete the second paragraph in its entirety and replace with the following:

Under normal market conditions the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 75% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Fund will provide shareholders 60 days advance notice before changing its 75% investment policy. The Advisor will rotate among the small-cap, mid-cap, large-cap and global equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use “top-down” analysis (analyzing the impact of economic trends before considering the performance of individual stocks) to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another is more favorable given the current market environment. The Fund will not provide notice to shareholders when the Advisor rotates among market segments.

(b) Please delete the eighth paragraph in its entirety and replace with the following:

The global market segment comprises companies that are based throughout the world, including the United States. When invested in the global market segment, the Fund’s investment (either directly or through the ownership of index-based securities) in equity stocks issued by companies based outside the United States will typically fluctuate between 50% and 80% of its assets. The global market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the global market due to the diverse array of foreign countries and economies.

3.  Under the section entitled “Pricing Shares,” please delete the last paragraph in its entirety and replace with the following:

The Funds and Underlying Funds are open for business on any day the NYSE is open.

4.  Under the section entitled “Custody Services”:

(a) Please delete the first paragraph in its entirety and replace with the following:

The Huntington National Bank currently serves as custodian of the Funds. For its custody services, The Huntington National Bank receives an annual maximum fee of 0.01% calculated on the assets in the VA Balanced Fund and 0.026% calculated on the domestic assets in the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA New Economy Fund, VA Real Strategies Fund, VA Rotating Markets Fund, VA Situs Fund and VA Mortgage Securities Fund as of the last day of each month, plus out-of-pocket expenses. It also receives an annual surcharge of 0.005 of 1.00% calculated on the net non-domestic assets of the VA Situs Fund, VA Real Strategies Fund and VA International Equity Fund as of the last day of each month.

(b) Effective October 12, 2009, PFPC Trust Company no longer serves as sub-custodian for the securities lending program.  Accordingly, please delete the last paragraph in its entirety.

November 3, 2009

The Huntington Funds
Huntington VA Balanced Fund
Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Equity Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Real Strategies Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Fund
Huntington VA Mortgage Securities Fund
______________________________________________________________________________

Supplement to current Statement of Additional Information dated May 1, 2009

1.  Under the section entitled “Valuation,” please delete the first paragraph in its entirety and replace with the following:

NAV is calculated as of the close of the NYSE every Monday through Friday that the NYSE is open except (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its NAV might be materially affected; and (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received.

2.   Under the section entitled “Who Manages and Provides Services to the Funds,” please delete the Trustees’ background information for William H. Zimmer, III, and replace with the following:

William H. Zimmer, III Age: 55 TRUSTEE Began Serving: December 2006
Principal Occupation: Independent Consultant (February 2009 to present).
Previous Positions: Assistant Treasurer, Dana Holding Corp. (September 2006 to February 2009) (manufacturing); Vice President and Manager, Global Treasury Management, National City Bank (January 2004 to March 2006); Vice President, Treasury Management Operations, Provident Bank (June 2003 to January 2004); Financial Consultant (April 2001 to June 2003).
Other Directorships Held: None

3.  Effective November 9, 2009, Eric McKenzie will no longer serve as Vice President of the Trust. Accordingly, under the section entitled “Who Manages and Provides Services to the Funds,” please delete the information for Eric McKenzie in its entirety.

4.  Under the section entitled “Custodians”:

(a) Please delete the first paragraph in its entirety and replace with the following:

The Huntington National Bank currently serves as custodian of the Funds. For its custody services, The Huntington National Bank receives an annual maximum fee of 0.01% calculated on the assets in the VA Balanced Fund and 0.026% calculated on the domestic assets in the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA New Economy Fund, VA Real Strategies Fund, VA Rotating Markets Fund, VA Situs Fund and VA Mortgage Securities Fund as of the last day of each month, plus out-of-pocket expenses. It also receives an annual surcharge of 0.005 of 1.00% calculated on the net non-domestic assets of the VA Situs Fund, VA Real Strategies Fund and VA International Equity Fund as of the last day of each month. The Huntington National Bank is generally responsible as custodian for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee, and maintenance of bank accounts on behalf of the Funds. In addition, The Huntington National Bank is responsible as record keeper for the creation and maintenance of all Fund accounting records relating to custodian activities required by the 1940 Act.

(b) Effective October 12, 2009, PFPC Trust Company no longer serves as sub-custodian for the securities lending program. Accordingly, please delete the last paragraph in its entirety.

5.  In the section entitled “Appendix,” please delete the references to “Securities Lending Agent – PFPC,” “Service Providers – Thomson ONE” and “Performance Reporting/Publications – Thomson Financial” in their entirety.

November 3, 2009